Short-term Loans	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
SHORT-TERM LOANS

NOTE 11 – SHORT-TERM LOANS

Short-term loans consisted of the following:

		December 31, 2018	December 31, 2017
China Merchants Bank (“CMB”)	(1)	$4,362,000	$3,074,000
Beijing Bank (“BJB”)	(2)	2,908,000	4,611,000
Bank of Communications (“BOC”)	(3)	1,454,000	-
Haikong Holdings Microfinance Co., Ltd.(“HHMC”)	(4)	218,100	-
Haikou United Bank (“HUB”)	(5)	-	122,960
Deferred financing costs		(83,643)	(267,579)
Total		$8,858,457	$7,540,381

(1)

In June 2016, Beijing REIT, entered into a line of credit agreement with CMB to borrow an aggregate of approximately $2.9 million (RMB 20 million) as working capital for one year. The agreement was further renewed in 2017. These loans were fully repaid upon maturity during the year ended December 31, 2018.

In May 2018, Beijing REIT entered into a new line of credit agreement with CMB. The agreement allows Beijing REIT to obtain loans up to approximately $4.4 million (RMB 30 million) for use as working capital between May 3, 2018 and May 2, 2020. Pursuant to the agreement, BEIT entered into six loan agreements between May and December, 2018 with CMB to borrow the full amount. These loans have a term of 12 months and bear fixed interest rates ranging from 5.655% to 6.960% per annum. All these loans are guaranteed by a third-party guaranty company and the Chairman and Chief Executive Officer of the Company. Gu’an REIT also pledged its property with a carrying value of approximately $1.0 million (RMB 7.2 million) and land use rights with a carrying value of approximately $0.4 million (RMB 3.1million) as collateral.

(2)

In January, April, July and October 2017, Beijing REIT entered into a series loan agreement with BJB to borrow an aggregated of approximately $4.6 million (RMB 30 million) as working capital for a period of six months to one year with respective maturity dates. All these loans are either guaranteed by a third-party guaranty company and the principal shareholders of the Company. All the loans were repaid in full upon maturity during the year ended December 31, 2018.

In February 2018, Beijing REIT entered into a new line of credit agreement with BJB. The agreement allows Beijing REIT to obtain loans up to approximately $2.9 million (RMB 20 million) as working capital. Pursuit to the agreement, BEIT entered into three loan agreements in February, March and April, 2018 with BJB to borrow the full amount. These loans have a term of 12 months and bear fixed interest rates ranging from 5.22% to 5.4475% per annum. All these loans are guaranteed by a third-party guaranty company and the CEO and principal shareholders of the Company. These loans were fully repaid upon maturity.

(3)	In September 2018, Beijing REIT entered into a bank loan agreement with BOC to borrow approximately $1.5 million (RMB 10 million) as working capital for one year. The loan bears a fixed interest rate of 5.0025% per annum. The loan is also guaranteed by the principal shareholders of the Company.

(4)	In December 2018, REIT Changjiang entered into a loan agreement with HHMC to borrow approximately $0.22 million (RMB 1.5 million) as working capital for one year. The loan bears a fixed interest rate of 19.2% per annum. REIT Changjiang pledged its property with a carrying value of approximately $0.2 million (RMB 1.4 million) as collateral. The loan is also guaranteed by the CEO and principal shareholders of the Company.

(5)	In January 2017, REIT Changjiang entered into a bank loan agreement with HUB to borrow approximately $0.15 million (RMB 1 million) as working capital for one year. During the year ended December 31, 2017, the Company repaid approximately $0.03 million (RMB 200,000) and the remaining loan was repaid upon maturity during the year ended December 31, 2018.

For the years ended December 31, 2018, 2017 and 2016, interest expense on all short-term loans amounted to $480,452, $365,964 and $635,875, respectively.